Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Commitments for property management fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2020:

	RMB	US$
2021	24,174	3,705
2022	25,277	3,874
2023	19,100	2,927
2024	6,050	927
2025 and thereafter	35,758	5,480
	110,359	16,913

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2020:

	RMB	US$
2021	10,480,422	1,606,195
2022	6,239,361	956,224
2023	3,420,784	524,258
2024	1,285,650	197,034
2025 and thereafter	344,714	52,830
	21,770,931	3,336,541

Capital commitment

As of December 31, 2020, commitments for the purchase of fixed assets are immaterial.

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2020. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB43,571 and RMB32,704 (US$5,012) in “Accrued expenses” in the consolidated balance sheet as of December 31, 2019 and 2020. The Group recognized losses of RMB16,259, RMB37,461 and RMB4,489 (US$668) for the years ended December 31, 2018, 2019 and 2020.

Starting in April 2020, the Group and certain of its current and former officers and directors were named as defendants in putative securities class actions filed in federal court. All of these cases were purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents. As the cases remain in their preliminary stages, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the consolidated financial statements. As a result, as of December 31, 2020, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of December 31, 2020, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after December 31, 2020, but related to cases arising on or before December 31, 2020. The Group is in the process of appealing certain judgments for which losses have been accrued.